LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2020
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

8. LONG-TERM INVESTMENTS

Long-term investments as of December 31, 2019 and 2020 were as follows:

	As of December 31,
	2019	2020
Equity securities without a readily determinable fair value:
Xixi	—	—
Longyan Huiyuan	140	140
Total	140	140

In June 2015, the Group purchased 5.21% equity interest in Shanghai Xixi Maternal and Baby Care Service Co., Ltd. ("Xixi") at the consideration of RMB11,000 and fully impaired this investment in 2019. In September 2017, the Group purchased 1% equity interest in Longyan Huiyuan Pharmacy Co., Ltd. ("Longyan Huiyuan") at the consideration of RMB140. The Group elects to measure these investments at fair value or at cost, less impairment. Nil, RMB 11,000 and nil impairment was recorded for the Group's long-term investments for the years ended December 31, 2018, 2019 and 2020.